UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  12/31/04

Check here if Amendment [  ]                    Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:       Endowment Management, LLC

Address:    1105 North Market Street, 15th Floor Wilmington, DE 19801

Form 13F File Number:      N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Thayer

Title:      Chief Operating Officer

Phone:      302.472.9030

Signature, Place, and Date of Signing:



     /s/ David B. Thayer       Wilmington, Delaware      February 9, 2005
     --------------------------------------------------------------------
     [Signature]                  [City, State]               [Date]


Report Type:

[ X ]   13F HOLDINGS REPORT

[   ]   13F NOTICE

[   ]   13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $214,101,000

List of Other Included Managers:

No.             Name
---             ----

(1)

(2)

(3)

                                                          Market
                                                          Value   SH/PRN  SH/PRN  Put/
           Name of Issuer     Title of Class    CUSIP    ($1000)  Amount  SH/PRN  Call  Discretion  Managers  Sole    Shared  None
           --------------     --------------  --------   -------- ------  ------  ----  ----------  -------- -------  ------  ----

ABERCROMBIE & FITCH CO         COMMON STOCK   002896207   53514   1139800   SH             SOLE        01    1139800
ACTION PERFORMANCE COMPANIES   COMMON STOCK   004933107   22976   2090650   SH             SOLE        01    2090650
CLOSURE MEDICAL CORP           COMMON STOCK   189093107    2605    133581   SH             SOLE        01     133581
CRAWFORD & CO-CL B             COMMON STOCK   224633107    4124    549880   SH             SOLE        01     549880
CRAWFORD & CO-CL A             COMMON STOCK   224633206    3250    464271   SH             SOLE        01     464271
DOLLAR TREE STORES INC         COMMON STOCK   256747106    8955    311250   SH             SOLE        01     311250
KIRKLANDS INC                  COMMON STOCK   497498105   10497    854094   SH             SOLE        01     854094
LECG CORP                      COMMON STOCK   523234102    4693    251656   SH             SOLE        01     251656
NAUTILUS GROUP INC             COMMON STOCK   63910B102   42486   1757779   SH             SOLE        01    1757779
SANDERS MORRIS HARRIS GROUP    COMMON STOCK   80000Q104   22788   1282367   SH             SOLE        01    1282367
SOMERA COMMUNICATIONS INC      COMMON STOCK   834458101    1613   1270434   SH             SOLE        01    1270434
VISTACARE INC                  COMMON STOCK   92839Y109   36600   2200826   SH             SOLE        01    2200826

                                                                                     No.of Other
                                                         214101                      Managers           0
